                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-04739

                              The Zweig Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      900 Third Avenue, New York, NY 10022
--------------------------------------------------------------------------------
(Address of principal executive offices)                       (Zip code)

Matthew A. Swendiman, Esq.                   John R. Flores, Esq.
Counsel & Cheif Legal Officer                Vice President,Litigation/
 for Registrant                               Employement Counsel
Phoenix Life Insurance Company               Phoenix Life Insurance Company
One American Row                             One American Row
Hartford, CT 06102                           Hartford, CT 06102
--------------------------------------------------------------------------------
                   (Names and addresses of agents for service)

Registrant's telephone number, including area code: 1-212-298-1635

Date of fiscal year end:  December 31, 2004

Date of reporting period: September 30, 2004

        Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

        A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

                              THE ZWEIG FUND, INC.
                SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT
                               September 30, 2004
                                   (unaudited)

                                                          NUMBER OF
                                                            SHARES                   VALUE
                                                            ------                   -----
INVESTMENTS
DOMESTIC COMMON STOCKS--66.55%
Consumer Discretionary--6.52%
      AnnTaylor Stores Corp.                                 225,000 (a)      $      5,265,000
      Fox Entertainment Group, Inc. Class A                  220,000 (a)             6,102,800
      GAP (The), Inc.                                        220,000                 4,114,000
      Home Depot, Inc.                                       160,000 (b)             6,272,000
      Viacom, Inc. Class B                                   175,000                 5,873,000
                                                                              ----------------
                                                                                    27,626,800
                                                                              ----------------
Consumer Staples--8.32%
      Altria Group, Inc.                                     110,000 (b)             5,174,400
      Archer-Daniels-Midland Co.                             370,000                 6,282,600
      Coca-Cola Enterprises, Inc.                            275,000                 5,197,500
      Costco Wholesale Corp.                                 145,000                 6,026,200
      Kimberly-Clark Corp.                                   100,000                 6,459,000
      Procter & Gamble Co.                                   113,200                 6,126,384
                                                                              ----------------
                                                                                    35,266,084
                                                                              ----------------
Energy--7.95%
      ConocoPhillips                                          76,000                 6,296,600
      Halliburton Co.                                        200,000                 6,738,000
      Kerr-McGee Corp.                                       120,000 (b)             6,870,000
      Occidental Petroleum Corp.                             125,000                 6,991,250
      Valero Energy Corp.                                     85,000                 6,817,850
                                                                              ----------------
                                                                                    33,713,700
                                                                              ----------------
Financials--10.34%
      Allstate Corp.                                         135,000                 6,478,650
      Bank of America Corp.                                  150,000 (b)             6,499,500
      Capital One Financial Corp.                             85,000 (b)             6,281,500
      Morgan Stanley                                         115,000                 5,669,500
      National City Corp.                                    165,000                 6,372,300
      Wachovia Corp.                                         130,000                 6,103,500
      Wells Fargo & Co.                                      108,000                 6,440,040
                                                                              ----------------
                                                                                    43,844,990
                                                                              ----------------
Health Care--8.38%
      Amgen, Inc.                                            120,000 (a)             6,801,600
      Bristol-Myers Squibb Co.                               250,000                 5,917,500
      C. R. Bard, Inc.                                       105,000                 5,946,150
      Merck & Co., Inc.                                      135,000                 4,455,000
      Pfizer, Inc.                                           200,000                 6,120,000
      UnitedHealth Group, Inc.                                85,000                 6,267,900
                                                                              ----------------
                                                                                    35,508,150
                                                                              ----------------
Industrials--10.74%
      Boeing Co.                                             120,000                 6,194,400
      Deere & Co.                                            100,000 (b)             6,455,000
      L-3 Communications Holdings, Inc.                       95,000                 6,365,000
      Lockheed Martin Corp.                                   70,000                 3,904,600
      Norfolk Southern Corp.                                 230,000                 6,840,200
      Northrop Grumman Corp.                                  58,000                 3,093,140
      PACCAR, Inc.                                           100,000                 6,912,000
      Waste Management, Inc.                                 210,000                 5,741,400
                                                                              ----------------
                                                                                    45,505,740
                                                                              ----------------

         See notes to schedule of investments and securities sold short

Information Technology--5.30%
      Amdocs Ltd.                                            280,000 (a)      $      6,112,400
      Cisco Systems, Inc.                                    315,000 (a)             5,701,500
      Intel Corp.                                            290,000                 5,817,400
      Microsoft Corp.                                        175,000                 4,838,750
                                                                              ----------------
                                                                                    22,470,050
                                                                              ----------------
Materials--6.07%
      Alcoa, Inc.                                            205,000                 6,885,950
      Dow Chemical Co. (The)                                 160,000 (b)             7,228,800
      Freeport-McMoRan Copper & Gold, Inc., Class
      B (Indonesia)                                          145,000 (b)             5,872,500
      Georgia-Pacific Corp.                                  160,000                 5,752,000
                                                                              ----------------
                                                                                    25,739,250
                                                                              ----------------
Telecommunication Services--2.93%
      AT&T Corp.                                             320,000                 4,582,400
      MCI, Inc.                                              120,000                 2,010,000
      SBC Communications, Inc.                               225,000                 5,838,750
                                                                              ----------------
                                                                                    12,431,150
                                                                              ----------------

           TOTAL DOMESTIC COMMON STOCKS
              (Cost $257,630,014)                                                  282,105,914
                                                                              ----------------

FOREIGN COMMON STOCKS--9.15% (d)
Consumer Discretionary--1.38%
      Honda Motor Co., Ltd. ADR (Japan)                      240,000 (b) (c)         5,846,400
                                                                              ----------------

Health Care--3.27%
      Angiotech Pharmaceuticals, Inc. (United
      States)                                                340,000 (a)             6,891,800
      Sanofi-Aventis, ADR (France)                           190,000 (c)             6,955,900
                                                                              ----------------
                                                                                    13,847,700
                                                                              ----------------
Information Technology--1.39%
      Nokia Corp.,  ADR (Finland)                            430,000 (c)             5,899,600
                                                                              ----------------

Materials--3.11%
      BHP Billiton Ltd. (Australia)                          405,032                 4,213,008
      Newcrest Mining Ltd. (Australia)                       266,563                 2,932,960
      Rio Tinto Ltd. (Australia)                             128,086                 3,522,822
      WMC Resources Ltd. (Australia)                         650,343                 2,524,967
                                                                              ----------------
                                                                                    13,193,757
                                                                              ----------------
           TOTAL FOREIGN COMMON STOCKS
              (Cost $36,620,704)                                                    38,787,457
                                                                              ----------------

PREFERRED STOCKS--3.95%
Financials--3.95%
      Citibank NA Series A, 6.34% Pfd.                         2,000                   201,563
      Fannie Mae, Series J, 1.89% Pfd.                       330,000                16,519,800
                                                                              ----------------

           TOTAL PREFERRED STOCKS
              (Cost $16,842,000)                                                    16,721,363
                                                                              ----------------

EXCHANGE TRADED FUNDS--3.22%
      Nasdaq-100 Index Tracking Stock                        230,000                 8,084,500
      Standard & Poor's Depositary Receipts Trust
      Series I                                                50,000                 5,588,000
                                                                              ----------------

           TOTAL EXCHANGE TRADED FUNDS
              (Cost $13,555,098)                                                    13,672,500
                                                                              ----------------

                                                           PRINCIPAL
                                                             AMOUNT
                                                             ------
U.S. GOVERNMENT SECURITIES--13.15%
      United States Treasury Notes, 12.75%
      11/15/10
              (Cost $59,532,050)                     $    50,000,000                55,744,150
                                                                              ----------------

                                                           CONTRACTS
                                                           ----------
OPTIONS--0.00%
      Japanese Yen Call Option expiring 10/29/04
      @ 90                                                   800,000 (a)                     1
      Swiss Franc Put Option expiring 10/21/04 @
      1.35                                                25,000,000 (a)                    50
                                                                              ----------------
           TOTAL OPTIONS
              (Cost $205,000)                                                               51
                                                                              ----------------

         See notes to schedule of investments and securities sold short

                                                       PRINCIPAL
                                                         AMOUNT
                                                         -----
SHORT-TERM INVESTMENT--3.52%
      UBS Finance Delaware LLC, 1.88%, 10/01/04
              (Cost $14,900,000)                     $    14,900,000                14,900,000
                                                                              ----------------

           TOTAL INVESTMENTS--99.54%
              (Cost $399,284,866)                                                  421,931,435 (e)
           SECURITIES SOLD SHORT--(3.31)%
              (Proceeds $14,173,780)                                               (14,026,900)
           Other Assets Less Liabilities--3.77%                                     15,991,920
                                                                              ----------------
           Net Assets--100%                                                   $    423,896,455
                                                                              ================

----------
     (a)  Non-income producing security.

     (b) Position, or portion thereof, with an aggregate market value of $44,935,950 has been segregated to collateralize securities sold short.

     (c)  ADR - American Depositary Receipt

     (d) Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk, noted parenthetically, is determined based on criteria described in Note 1E "Foreign Security Country Determination" in the Notes to Schedule of Investments and Securities Sold Short.

     (e) For Federal income tax purposes, the tax basis of investments owned at September 30, 2004 was $400,673,221 and net unrealized appreciation of investments consisted of:

          Gross unrealized appreciation                   $      42,998,616
          Gross unrealized depreciation                         (21,740,402)
                                                          -----------------
          Net unrealized appreciation                     $      21,258,214
                                                          =================

         See notes to schedule of investments and securities sold short

                                            NUMBER OF
                                             SHARES            VALUE
                                             ------            -----
SECURITIES SOLD SHORT--3.31%
DOMESTIC COMMON STOCKS--3.31%
Consumer Discretionary--1.97%
      Abercrombie & Fitch Co.                185,000      $       5,827,500
      Fred's, Inc.                           140,000              2,514,400
                                                          ------------------
                                                                  8,341,900
                                                          ------------------
Health Care--0.68%
      Thoratec Corp.                         300,000              2,886,000
                                                          ------------------

Utilities--0.66%
      Reliant Energy, Inc.                   300,000              2,799,000
                                                          ------------------

           TOTAL SECURITIES SOLD SHORT

              (Proceeds $14,173,780)         925,000      $      14,026,900 (f)
                                                          ==================

     (f) For Federal income tax purposes, the tax basis of securities held short at September 30, 2004 was $14,173,780 and net unrealized depreciation of investments consisted of:

          Gross unrealized appreciation                   $        966,815
          Gross unrealized depreciation                           (819,935)
                                                          ------------------
          Net unrealized appreciation                     $        146,880
                                                          ==================

         See notes to schedule of investments and securities sold short

THE ZWEIG FUND
NOTES TO SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Unaudited) SEPTEMBER 30, 2004

NOTE 1 - - SIGNIFICANT ACCOUNTING POLICIES

        The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its Schedules of Investments and Securities Sold Short. The preparation of Schedules of Investments and Securities Sold Short requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A. SECURITY VALUATION

        Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

        Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which, in determining value, utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities.

        Securities for which market quotations are not readily available (of which there were none at September 30, 2004) and other assets, if any, are valued at fair value as determined under procedures approved by the Board of Directors of the Fund.

        Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME

        Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method.

        Realized gains and losses are determined on the identified cost basis.

C. FOREIGN CURRENCY TRANSLATION

        Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

D. FORWARD CURRENCY CONTRACTS

        The Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Schedules of Investments and Securities Sold Short.Risks arise from the possible movements in foreign exchange rates or if a counterparty does not perform under the contract.

        A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers.

E. FOREIGN SECURITY COUNTRY DETERMINATION

        A combination of the following criteria is used to assign the countries of risk listed in the Schedules of Investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

F. OPTIONS

        The Fund may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies. As of September 30, 2004, the Fund has no written options outstanding.

        Purchased options are included in the Fund's Schedule of Investments and Securities Sold Short and are marked to market to reflect the current value of the options. When a purchased option is exercised, the cost of the security is adjusted by the amount of the premium paid. The risk associated with purchased options is limited to the premium paid.

G. SHORT SALES

        A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund's obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund's custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased by, and any realized loss increased by, the amount of transaction costs. Dividends on short sales are recorded as an expense to the Fund on ex-dividend date. At September 30, 2004 the value of securities sold short amounted to $14,026,900 against which collateral of $58,786,104 was held. The collateral includes the deposits with broker for securities held short and the value of the segregated investments held long, as shown in the Schedule of Investments and Securities Sold Short. Short selling used in the management of the Fund may accelerate the velocity of potential losses if the prices of securities sold short appreciate quickly. Stocks purchased may decline in value at the same time stocks sold short may appreciate in value, thereby increasing potential losses.

Item 2.  Controls and Procedures.

        (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

        (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

        A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Zweig Fund, Inc.

By:  /s/ Daniel T. Geraci
     ------------------------------
         Daniel T. Geraci
         President

Date: November 29, 2004

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Daniel T. Geraci
     ------------------------------
         Daniel T. Geraci
         President

Date: November 29, 2004

By:  /s/ Nancy Curtiss
     ------------------------------
         Nancy Curtiss
         Treasurer

Date: November 29, 2004